Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 98.15%
Communication services: 2.35%
Diversified telecommunication services: 0.47%
Bandwidth Incorporated Class A †	29,300	$ 4,639,948
Interactive media & services: 0.64%
EverQuote Incorporated Class A †	127,487	6,244,313
Media: 1.24%
Cardlytics Incorporated †	91,465	12,112,710
Consumer discretionary: 15.02%
Auto components: 1.30%
Fox Factory Holding Corporation †	100,453	12,772,599
Hotels, restaurants & leisure: 2.50%
Papa John's International Incorporated	113,825	10,265,877
Wingstop Incorporated	104,238	14,192,004
		24,457,881
Household durables: 1.63%
Purple Innovation Incorporated †	432,242	15,902,183
Internet & direct marketing retail: 2.02%
CarParts.com Incorporated †	256,015	4,539,146
Fiverr International Limited †	54,636	14,750,081
Poshmark Incorporated Class A †«	7,635	443,288
		19,732,515
Leisure products: 1.28%
YETI Holdings Incorporated †	181,870	12,507,200
Specialty retail: 3.87%
Boot Barn Holdings Incorporated †	306,655	18,528,095
Leslie's Incorporated †	227,909	5,533,631
Lithia Motors Incorporated Class A	33,762	12,625,300
Petco Health And Wellness Company †	56,970	1,135,412
		37,822,438
Textiles, apparel & luxury goods: 2.42%
Crocs Incorporated †	215,255	16,514,364
Deckers Outdoor Corporation †	21,818	7,115,068
		23,629,432
Consumer staples: 4.02%
Beverages: 0.96%
Celsius Holdings Incorporated †	157,300	9,364,069
Food & staples retailing: 0.51%
The Chef's Warehouse Incorporated †	161,065	5,015,564
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Food products: 2.55%
Freshpet Incorporated †	115,733	$ 18,040,460
Vital Farms Incorporated †	252,656	6,852,031
		24,892,491
Financials: 6.39%
Capital markets: 1.64%
Assetmark Financial Holdings †	183,309	4,331,592
Stifel Financial Corporation	192,171	11,737,805
		16,069,397
Consumer finance: 0.72%
LendingTree Incorporated †	26,017	6,995,191
Diversified financial services: 0.60%
Hudson Executive Investment Corporation †	259,200	2,783,808
VPC Impact Acquisition Holdings †«	206,200	3,086,814
		5,870,622
Insurance: 3.43%
Goosehead Insurance Incorporated Class A	103,351	13,388,089
Kinsale Capital Group Incorporated	114,478	20,154,997
		33,543,086
Health care: 31.49%
Biotechnology: 9.84%
Arcutis Biotherapeutics Incorporated †	410,486	14,026,307
Arena Pharmaceuticals Incorporated †	55,002	4,419,411
Biohaven Pharmaceutical Holding Company †	40,271	3,422,230
CareDx Incorporated †	128,583	10,168,344
Chemocentryx Incorporated †	78,035	5,293,894
Emergent BioSolutions Incorporated †	31,698	3,043,008
Fate Therapeutics Incorporated †	41,397	3,714,139
Halozyme Therapeutics Incorporated †	281,145	12,721,811
Invitae Corporation †	79,183	3,177,614
Natera Incorporated †	120,988	14,045,497
Vericel Corporation †	459,873	22,202,668
		96,234,923
Health care equipment & supplies: 9.34%
Acutus Medical Incorporated †«	170,235	3,534,079
iRhythm Technologies Incorporated †	112,083	18,034,155
Neuronetics Incorporated †	204,271	3,172,329
Orthopediatrics Corporation †	181,666	9,893,530
Outset Medical Incorporated †	73,226	3,645,923
Pulmonx Corporation †	100,664	5,720,735
Shockwave Medical Incorporated †	167,710	19,581,820
SI-BONE Incorporated †	387,853	12,174,706
Silk Road Medical Incorporated †	68,499	3,751,690
Tandem Diabetes Care Incorporated †	57,735	5,541,983
Vapotherm Incorporated †	259,122	6,296,665
		91,347,615
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Health care providers & services: 3.73%
Accolade Incorporated †	104,800	$ 4,644,736
Addus Homecare Corporation †	130,186	14,004,108
Castle Biosciences Incorporated †	234,076	17,808,502
		36,457,346
Health care technology: 2.98%
Inspire Medical Systems Incorporated †	62,309	14,504,912
Phreesia Incorporated †	238,373	14,600,346
		29,105,258
Life sciences tools & services: 3.55%
Adaptive Biotechnologies Corporation †	66,792	3,778,423
Codexis Incorporated †	709,637	15,690,074
Neogenomics Incorporated †	298,144	15,196,400
		34,664,897
Pharmaceuticals: 2.05%
Pacira Pharmaceuticals Incorporated †	212,080	15,587,880
Revance Therapeutics Incorporated †	168,920	4,435,839
		20,023,719
Industrials: 12.06%
Aerospace & defense: 1.82%
Kratos Defense & Security Solutions Incorporated †	332,470	9,142,925
Mercury Systems Incorporated †	132,056	8,631,180
		17,774,105
Building products: 0.33%
The AZEK Company Incorporated †	72,737	3,208,429
Commercial services & supplies: 1.91%
Casella Waste Systems Incorporated Class A †	322,091	18,655,511
Construction & engineering: 0.44%
Construction Partners Incorporated Class A †	147,100	4,257,074
Electrical equipment: 0.53%
Bloom Energy Corporation Class A †	160,135	4,568,652
Shoals Technologies Group Class A †	19,824	646,659
		5,215,311
Machinery: 2.06%
Rexnord Corporation	448,694	20,168,795
Professional services: 2.69%
ASGN Incorporated †	282,296	26,245,059
Road & rail: 1.22%
Saia Incorporated †	59,366	11,904,664
Trading companies & distributors: 1.06%
SiteOne Landscape Supply Incorporated †	65,647	10,405,706
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Information technology: 25.40%
Electronic equipment, instruments & components: 2.60%
Novanta Incorporated †	144,222	$ 19,084,897
Par Technology Corporation †	41,600	3,614,208
Velodyne Lidar Incorporated †«	183,200	2,691,208
		25,390,313
IT services: 2.65%
Endava plc Sponsored ADR †	135,419	11,977,811
EVO Payments Incorporated Class A †	546,712	13,919,288
		25,897,099
Semiconductors & semiconductor equipment: 3.77%
Allegro MicroSystems Incorporated †	241,057	6,301,230
Diodes Incorporated †	152,636	11,984,979
Semtech Corporation †	193,751	14,203,886
Silicon Laboratories Incorporated †	27,959	4,354,335
		36,844,430
Software: 16.38%
8x8 Incorporated †	174,100	5,955,961
Envestnet Incorporated †	123,872	7,930,285
Everbridge Incorporated †	55,926	8,569,541
Jamf Holding Corporation †	128,093	4,790,678
ON24 Incorporated †	57,770	3,267,471
Q2 Holdings Incorporated †	228,385	27,835,564
Rapid7 Incorporated †	301,155	22,960,057
Sprout Social Incorporated Class A †	273,781	18,608,895
SPS Commerce Incorporated †	199,776	20,123,436
Sumo Logic Incorporated †«	243,441	7,395,738
Talend SA ADR †	373,558	18,950,597
Vertex Incorporated Class A †	126,476	3,889,137
Viant Technology †	39,626	1,965,053
Workiva Incorporated †	77,905	7,880,091
		160,122,504
Real estate: 0.69%
Equity REITs: 0.69%
QTS Realty Trust Incorporated Class A	108,550	6,743,126
Utilities: 0.73%
Independent power & renewable electricity producers: 0.73%
Sunnova Energy International Incorporated †	158,857	7,123,148
Total Common stocks (Cost $475,391,461)		959,360,671

See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Growth Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.63%
Investment companies: 2.63%
Securities Lending Cash Investments LLC ♠∩∞		0.05%	14,163,625	$ 14,163,625
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	11,527,082	11,527,082
Total Short-term investments (Cost $25,690,707)				25,690,707
Total investments in securities (Cost $501,082,168)	100.78%			985,051,378
Other assets and liabilities, net	(0.78)			(7,611,059)
Total net assets	100.00%			$977,440,319

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$161,813,434	$(147,649,809)	$0	$0	$14,163,625		14,163,625	$14,100#
Wells Fargo Government Money Market Fund Select Class	10,065,569	192,294,097	(190,832,584)	0	0	11,527,082		11,527,082	2,662
				$0	$0	$25,690,707	2.63%		$16,762

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

6  |  Wells Fargo Emerging Growth Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,996,971	$0	$0	$22,996,971
Consumer discretionary	146,824,248	0	0	146,824,248
Consumer staples	39,272,124	0	0	39,272,124
Financials	62,478,296	0	0	62,478,296
Health care	307,833,758	0	0	307,833,758
Industrials	117,834,654	0	0	117,834,654
Information technology	248,254,346	0	0	248,254,346
Real estate	6,743,126	0	0	6,743,126
Utilities	7,123,148	0	0	7,123,148
Short-term investments
Investment companies	25,690,707	0	0	25,690,707
Total assets	$985,051,378	$0	$0	$985,051,378
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Growth Portfolio  |  7